Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.39%♦
Basic Industry — 7.76%
Arconic †	319,300	$8,107,027
Ashland Global Holdings	103,600	9,196,572
Avient	195,900	9,260,193
Berry Global Group †	430,600	26,438,840
HB Fuller	211,800	13,324,338
Huntsman	446,200	12,863,946
Louisiana-Pacific	552,500	30,641,650
Summit Materials Class A †	279,800	7,839,996
		117,672,562
Business Services — 1.87%
Deluxe	120,800	5,068,768
PAE †	425,000	3,833,500
WESCO International †	224,000	19,382,720
		28,284,988
Capital Spending — 10.50%
Altra Industrial Motion	390,970	21,628,461
Atkore †	315,500	22,684,450
H&E Equipment Services	207,000	7,866,000
ITT	315,500	28,682,105
KBR	289,693	11,121,314
MasTec †	420,246	39,377,050
Primoris Services	334,700	11,088,611
Rexnord	354,300	16,683,987
		159,131,978
Consumer Cyclical — 4.80%
Adient †	362,100	16,004,820
Barnes Group	221,500	10,973,110
KB Home	321,500	14,959,395
Knoll	343,993	5,679,324
Leggett & Platt	195,900	8,942,835
Meritage Homes †	147,500	13,558,200
Standard Motor Products	64,201	2,669,478
		72,787,162
Consumer Services — 10.15%
Aaron's	82,300	2,113,464
Acushnet Holdings	199,500	8,245,335
American Eagle Outfitters	340,000	9,941,600
Asbury Automotive Group †	91,400	17,960,100
Cable One	4,750	8,684,710
Choice Hotels International †	135,800	14,569,982
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Services (continued)
Cracker Barrel Old Country Store	91,600	$15,835,808
Denny's †	290,500	5,260,955
PROG Holdings	191,300	8,281,377
Steven Madden	239,150	8,910,729
TEGNA	710,900	13,386,247
Texas Roadhouse †	110,400	10,591,776
UniFirst	75,200	16,822,992
Wolverine World Wide	347,975	13,334,402
		153,939,477
Consumer Staples — 3.65%
Core-Mark Holding	226,569	8,765,955
J & J Snack Foods	78,800	12,373,964
Performance Food Group †	195,495	11,262,467
Scotts Miracle-Gro	36,300	8,892,411
Spectrum Brands Holdings	165,800	14,093,000
		55,387,797
Energy — 3.60%
CNX Resources †	1,061,600	15,605,520
Delek US Holdings	333,900	7,272,342
Devon Energy	708,677	15,484,592
Dril-Quip †	158,000	5,250,340
Helix Energy Solutions Group †	913,800	4,614,690
Patterson-UTI Energy	883,100	6,296,503
		54,523,987
Financial Services — 29.38%
American Equity Investment Life Holding	570,300	17,981,559
Bank of NT Butterfield & Son	272,200	10,403,484
East West Bancorp	705,036	52,031,657
Essent Group	104,400	4,957,956
First Financial Bancorp	625,000	15,000,000
First Interstate BancSystem Class A	222,100	10,225,484
First Midwest Bancorp	169,900	3,722,509
FNB	1,894,400	24,058,880
Great Western Bancorp	515,000	15,599,350
Hancock Whitney	651,200	27,356,912
Hanover Insurance Group	149,900	19,406,054
Kemper	136,100	10,849,892
NBT Bancorp	145,900	5,821,410
Prosperity Bancshares	170,400	12,761,256

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financial Services (continued)
S&T Bancorp	208,942	$6,999,557
Sandy Spring Bancorp	193,000	8,381,990
Selective Insurance Group	284,890	20,665,920
Sterling Bancorp	500,200	11,514,604
Stifel Financial	559,750	35,857,585
Synovus Financial	403,400	18,455,550
Umpqua Holdings	1,200,100	21,061,755
Valley National Bancorp	1,573,600	21,621,264
Webster Financial	545,500	30,062,505
WesBanco	145,100	5,232,306
Western Alliance Bancorp	375,300	35,443,332
		445,472,771
Healthcare — 3.13%
Avanos Medical †	242,800	10,620,072
Integer Holdings †	152,300	14,026,830
Integra LifeSciences Holdings †	201,000	13,887,090
Service Corp. International	175,400	8,954,170
		47,488,162
Real Estate — 7.62%
Brandywine Realty Trust	1,038,533	13,407,461
Independence Realty Trust	442,600	6,727,520
Kite Realty Group Trust	426,318	8,223,674
Lexington Realty Trust	1,159,800	12,885,378
Life Storage	144,450	12,415,478
National Health Investors	131,200	9,483,136
Outfront Media †	752,600	16,429,258
RPT Realty	646,600	7,377,706
Spirit Realty Capital	331,500	14,088,750
STAG Industrial	200,666	6,744,384
Summit Hotel Properties †	767,800	7,800,848
		115,583,593
Technology — 10.94%
Cirrus Logic †	161,600	13,702,064
Coherent †	27,708	7,007,076
Concentrix †	72,800	10,899,616
Diodes †	112,000	8,942,080
Flex †	1,175,757	21,528,111
NCR †	133,721	5,074,712
NetScout Systems †	291,263	8,201,966
ON Semiconductor †	475,100	19,768,911
SYNNEX	70,400	8,084,736
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Teradyne	145,900	$17,753,112
Tower Semiconductor †	513,000	14,384,520
TTM Technologies †	893,112	12,950,124
Viavi Solutions †	774,500	12,159,650
Vishay Intertechnology	225,800	5,437,264
		165,893,942
Transportation — 2.83%
Kirby †	170,800	10,295,824
Saia †	34,450	7,943,481
SkyWest †	147,300	8,024,904
Werner Enterprises	354,400	16,717,048
		42,981,257
Utilities — 3.16%
ALLETE	196,000	13,169,240
Black Hills	200,400	13,380,708
South Jersey Industries	393,700	8,889,746
Southwest Gas Holdings	180,900	12,429,639
		47,869,333
Total Common Stock (cost $910,921,117)		1,507,017,009

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	2,726,081	2,726,081
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,726,081	2,726,081
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,726,081	2,726,081

2    NQ-VIP-884 [3/21] 5/21 (1643678)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,726,082	$2,726,082
Total Short-Term Investments (cost $10,904,325)		10,904,325

Total Value of Securities—100.11% (cost $921,825,442)		1,517,921,334
Liabilities Net of Receivables and Other Assets—(0.11%)		(1,598,262)
Net Assets Applicable to 37,120,098 Shares Outstanding—100.00%		$1,516,323,072
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-VIP-884 [3/21] 5/21 (1643678)    3